SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Equity [Abstract]
Share capital, shares outstanding (in shares)	143,277,697		143,277,697
Share capital, par value (in dollars per share)	$ 0.05		$ 0.05
Number of treasury shares (in shares)	995,000		995,000
Stock repurchased during period (in shares)		350,000
Dividends to shareholders	$ 7.2	$ 10.8
Dividends per share (in dollars per share)	$ 0.05	$ 0.08